T. ROWE PRICE Equity Index 500 Portfolio
March 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.6%
COMMUNICATION SERVICES 9.2%
Diversified Telecommunication
Services 1.0%
AT&T  5,177 122
Lumen Technologies (1) 678 8
Verizon Communications  3,032 154
284
Entertainment 1.4%
Activision Blizzard  566 45
Electronic Arts  198 25
Live Nation Entertainment (2) 102 12
Netflix (2) 322 121
Take-Two Interactive Software (2) 84 13
Walt Disney (2) 1,324 182
398
Interactive Media & Services 5.6%
Alphabet, Class A (2) 218 606
Alphabet, Class C (2) 202 564
Match Group (2) 202 22
Meta Platforms, Class A (2) 1,679 374
Twitter (2) 577 22
1,588
Media 1.0%
Charter Communications, Class A (2) 87 47
Comcast, Class A  3,276 153
Discovery, Class A (2) 125 3
Discovery, Class C (2) 218 5
DISH Network, Class A (2) 181 6
Fox, Class A  228 9
Fox, Class B  102 4
Interpublic Group  286 10
News, Class A  287 6
News, Class B  86 2
Omnicom Group  147 13
Paramount Global, Class B  442 17
275
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (2) 427 55
55
Total Communication Services 2,600
CONSUMER
DISCRETIONARY 11.9%
Auto Components 0.1%
Aptiv (2) 192 23
BorgWarner  175 7
30
Automobiles 2.7%
Ford Motor  2,853 48
General Motors (2) 1,046 46
Tesla (2) 607 654
748
Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors 0.1%
Genuine Parts  105 13
LKQ  196 9
Pool  29 12
34
Hotels, Restaurants & Leisure 1.9%
Booking Holdings (2) 30 70
Caesars Entertainment (2) 150 12
Carnival (2) 583 12
Chipotle Mexican Grill (2) 20 32
Darden Restaurants  95 13
Domino's Pizza  26 10
Expedia Group (2) 107 21
Hilton Worldwide Holdings (2) 202 31
Las Vegas Sands (2) 250 10
Marriott International, Class A (2) 199 35
McDonald's  545 135
MGM Resorts International  277 12
Norwegian Cruise Line Holdings (1)(2) 278 6
Penn National Gaming (2) 116 5
Royal Caribbean Cruises (2) 158 13
Starbucks  836 76
Wynn Resorts (2) 79 6
Yum! Brands  207 24
523
Household Durables 0.3%
DR Horton  244 18
Garmin  114 13
Lennar, Class A  194 16
Mohawk Industries (2) 42 5
Newell Brands  273 6
NVR (2) 2 9
PulteGroup  189 8
Whirlpool  45 8
83
Internet & Direct Marketing
Retail 3.8%
Amazon.com (2) 317 1,033
eBay  456 26
Etsy (2) 93 12
1,071
Leisure Products 0.0%
Hasbro  97 8
8
Multiline Retail 0.5%
Dollar General  162 36
Dollar Tree (2) 162 26
Target  348 74
136
Specialty Retail 1.9%
Advance Auto Parts  47 10
AutoZone (2) 15 31
Bath & Body Works  190 9
Best Buy  153 14
CarMax (2) 119 11

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Home Depot  757 227
Lowe's  490 99
O'Reilly Automotive (2) 49 34
Ross Stores  257 23
TJX  864 52
Tractor Supply  85 20
Ulta Beauty (2) 39 15
545
Textiles, Apparel & Luxury
Goods 0.6%
NIKE, Class B  921 124
PVH  50 4
Ralph Lauren  39 4
Tapestry  194 7
Under Armour, Class A (2) 136 2
Under Armour, Class C (2) 165 3
VF  231 13
157
Total Consumer Discretionary 3,335
CONSUMER STAPLES 6.0%
Beverages 1.4%
Brown-Forman, Class B  127 9
Coca-Cola  2,816 175
Constellation Brands, Class A  119 27
Molson Coors Beverage, Class B  138 7
Monster Beverage (2) 276 22
PepsiCo  1,006 168
408
Food & Staples Retailing 1.5%
Costco Wholesale  321 185
Kroger  480 28
Sysco  371 30
Walgreens Boots Alliance  519 23
Walmart  1,027 153
419
Food Products 1.0%
Archer-Daniels-Midland  406 37
Campbell Soup  148 7
Conagra Brands  351 12
General Mills  439 30
Hershey  107 23
Hormel Foods  205 10
J M Smucker  79 11
Kellogg  182 12
Kraft Heinz  514 20
Lamb Weston Holdings  107 6
McCormick  180 18
Mondelez International, Class A  1,006 63
Tyson Foods, Class A  213 19
268
Household Products 1.3%
Church & Dwight  173 17
Clorox  91 13
Colgate-Palmolive  613 46
Kimberly-Clark  244 30
Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  1,733 265
371
Personal Products 0.2%
Estee Lauder, Class A  168 46
46
Tobacco 0.6%
Altria Group  1,318 69
Philip Morris International  1,125 106
175
Total Consumer Staples 1,687
ENERGY 3.8%
Energy Equipment & Services 0.3%
Baker Hughes  658 24
Halliburton  648 24
Schlumberger  1,016 42
90
Oil, Gas & Consumable Fuels 3.5%
APA  266 11
Chevron  1,397 227
ConocoPhillips  941 94
Coterra Energy  592 16
Devon Energy  456 27
Diamondback Energy  124 17
EOG Resources  425 51
Exxon Mobil  3,070 254
Hess  196 21
Kinder Morgan  1,412 27
Marathon Oil  566 14
Marathon Petroleum  421 36
Occidental Petroleum  644 36
ONEOK  323 23
Phillips 66  342 30
Pioneer Natural Resources  165 41
Valero Energy  293 30
Williams  882 29
984
Total Energy 1,074
FINANCIALS 11.0%
Banks 3.8%
Bank of America  5,158 213
Citigroup  1,435 77
Citizens Financial Group  311 14
Comerica  99 9
Fifth Third Bancorp  494 21
First Republic Bank  132 21
Huntington Bancshares  1,048 15
JPMorgan Chase  2,138 291
KeyCorp  678 15
M&T Bank  94 16
People's United Financial (2) 311 6
PNC Financial Services Group  308 57
Regions Financial  691 15
Signature Bank  44 13
SVB Financial Group (2) 42 24

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Truist Financial  961 55
U.S. Bancorp  972 52
Wells Fargo  2,815 136
Zions Bancorp  115 8
1,058
Capital Markets 2.9%
Ameriprise Financial  81 24
Bank of New York Mellon  539 27
BlackRock  103 79
Cboe Global Markets  77 9
Charles Schwab  1,094 92
CME Group  262 62
FactSet Research Systems  28 12
Franklin Resources  199 6
Goldman Sachs Group  246 81
Intercontinental Exchange  410 54
Invesco  249 6
MarketAxess Holdings  28 10
Moody's  117 39
Morgan Stanley  1,026 90
MSCI  59 30
Nasdaq  86 15
Northern Trust  152 18
Raymond James Financial  136 15
S&P Global  256 105
State Street  269 23
T. Rowe Price Group (3) 165 25
822
Consumer Finance 0.6%
American Express  447 84
Capital One Financial  299 39
Discover Financial Services  206 23
Synchrony Financial  380 13
159
Diversified Financial Services 1.7%
Berkshire Hathaway, Class B (2) 1,328 469
469
Insurance 2.0%
Aflac  431 28
Allstate  207 29
American International Group  603 38
Aon, Class A  156 51
Arthur J Gallagher  150 26
Assurant  40 7
Brown & Brown  165 12
Chubb  314 67
Cincinnati Financial  109 15
Everest Re Group  28 8
Globe Life  68 7
Hartford Financial Services Group  243 17
Lincoln National  119 8
Loews  138 9
Marsh & McLennan  368 63
MetLife  509 36
Principal Financial Group  175 13
Progressive  425 48
Shares/Par $ Value
(Cost and value in $000s)
‡
Prudential Financial  274 32
Travelers  179 33
W R Berkley  150 10
Willis Towers Watson  83 19
576
Total Financials 3,084
HEALTH CARE 13.4%
Biotechnology 1.9%
AbbVie  1,280 208
Amgen  410 99
Biogen (2) 109 23
Gilead Sciences  902 54
Incyte (2) 131 10
Moderna (2) 256 44
Regeneron Pharmaceuticals (2) 77 54
Vertex Pharmaceuticals (2) 185 48
540
Health Care Equipment &
Supplies 2.8%
Abbott Laboratories  1,280 152
ABIOMED (2) 33 11
Align Technology (2) 53 23
Baxter International  363 28
Becton Dickinson & Company  208 55
Boston Scientific (2) 1,036 46
Cooper  36 15
DENTSPLY SIRONA  155 8
Dexcom (2) 70 36
Edwards Lifesciences (2) 454 53
Hologic (2) 180 14
IDEXX Laboratories (2) 62 34
Intuitive Surgical (2) 260 78
Medtronic  978 109
ResMed  105 25
STERIS  73 18
Stryker  244 65
Teleflex  34 12
Zimmer Biomet Holdings  153 20
802
Health Care Providers &
Services 3.0%
AmerisourceBergen  112 17
Anthem  176 87
Cardinal Health  198 11
Centene (2) 423 36
Cigna  235 56
CVS Health  952 96
DaVita (2) 48 5
HCA Healthcare  174 44
Henry Schein (2) 104 9
Humana  93 41
Laboratory Corp. of America
Holdings (2) 69 18
McKesson  108 33
Molina Healthcare (2) 42 14
Quest Diagnostics  89 12

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  683 348
Universal Health Services, Class B  54 8
835
Health Care Technology 0.1%
Cerner  210 20
20
Life Sciences Tools & Services 1.8%
Agilent Technologies  219 29
Bio-Rad Laboratories, Class A (2) 15 8
Bio-Techne  28 12
Charles River Laboratories
International (2) 37 11
Danaher  462 136
Illumina (2) 114 40
IQVIA Holdings (2) 139 32
Mettler-Toledo International (2) 17 23
PerkinElmer  92 16
Thermo Fisher Scientific  286 169
Waters (2) 44 14
West Pharmaceutical Services  54 22
512
Pharmaceuticals 3.8%
Bristol-Myers Squibb  1,575 115
Catalent (2) 128 14
Eli Lilly  576 165
Johnson & Johnson  1,907 338
Merck  1,832 150
Organon  185 7
Pfizer  4,065 210
Viatris  873 10
Zoetis  345 65
1,074
Total Health Care 3,783
INDUSTRIALS & BUSINESS
SERVICES 7.7%
Aerospace & Defense 1.5%
Boeing (2) 393 75
General Dynamics  168 40
Howmet Aerospace  275 10
Huntington Ingalls Industries  29 6
L3Harris Technologies  142 35
Lockheed Martin  176 78
Northrop Grumman  107 48
Raytheon Technologies  1,081 107
Textron  155 12
TransDigm Group (2) 38 25
436
Air Freight & Logistics 0.6%
CH Robinson Worldwide  96 10
Expeditors International of Washington  123 13
FedEx  178 41
United Parcel Service, Class B  532 114
178
Airlines 0.2%
Alaska Air Group (2) 89 5
Shares/Par $ Value
(Cost and value in $000s)
‡
American Airlines Group (1)(2) 477 9
Delta Air Lines (2) 467 18
Southwest Airlines (2) 432 20
United Airlines Holdings (2) 237 11
63
Building Products 0.4%
A.O. Smith  90 6
Allegion  65 7
Carrier Global  618 28
Fortune Brands Home & Security  102 8
Johnson Controls International  504 33
Masco  176 9
Trane Technologies  173 26
117
Commercial Services &
Supplies 0.4%
Cintas  64 27
Copart (2) 150 19
Republic Services  153 20
Rollins  162 6
Waste Management  280 44
116
Construction & Engineering 0.1%
Quanta Services  107 14
14
Electrical Equipment 0.5%
AMETEK  167 22
Eaton  290 44
Emerson Electric  435 42
Generac Holdings (2) 46 14
Rockwell Automation  85 24
146
Industrial Conglomerates 1.0%
3M  409 61
General Electric  799 73
Honeywell International  502 98
Roper Technologies  76 36
268
Machinery 1.5%
Caterpillar  394 88
Cummins  107 22
Deere  203 84
Dover  106 17
Fortive  256 16
IDEX  55 10
Illinois Tool Works  208 43
Ingersoll Rand  292 15
Nordson  41 9
Otis Worldwide  307 24
PACCAR  247 22
Parker-Hannifin  93 26
Pentair  122 7
Snap-on  41 8
Stanley Black & Decker  119 17
Westinghouse Air Brake Technologies  137 13

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Xylem  131 11
432
Professional Services 0.3%
Equifax  91 22
Jacobs Engineering Group  96 13
Leidos Holdings  101 11
Nielsen Holdings  262 7
Robert Half International  81 9
Verisk Analytics  119 26
88
Road & Rail 1.0%
CSX  1,604 60
JB Hunt Transport Services  62 13
Norfolk Southern  174 50
Old Dominion Freight Line  67 20
Union Pacific  466 127
270
Trading Companies &
Distributors 0.2%
Fastenal  416 25
United Rentals (2) 52 18
WW Grainger  31 16
59
Total Industrials & Business Services 2,187
INFORMATION
TECHNOLOGY 27.7%
Communications Equipment 0.9%
Arista Networks (2) 158 22
Cisco Systems  3,057 170
F5 (2) 43 9
Juniper Networks  239 9
Motorola Solutions  122 30
240
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  434 33
CDW  102 18
Corning  545 20
IPG Photonics (2) 25 3
Keysight Technologies (2) 134 21
TE Connectivity  236 31
Teledyne Technologies (2) 34 16
Trimble (2) 178 13
Zebra Technologies, Class A (2) 39 16
171
IT Services 4.2%
Accenture, Class A  458 154
Akamai Technologies (2) 119 14
Automatic Data Processing  307 70
Broadridge Financial Solutions  86 13
Cognizant Technology Solutions,
Class A  381 34
DXC Technology (2) 176 6
EPAM Systems (2) 42 12
Fidelity National Information Services  443 44
Shares/Par $ Value
(Cost and value in $000s)
‡
Fiserv (2) 432 44
FleetCor Technologies (2) 60 15
Gartner (2) 60 18
Global Payments  204 28
International Business Machines  653 85
Jack Henry & Associates  54 11
Mastercard, Class A  626 224
Paychex  232 32
PayPal Holdings (2) 846 98
VeriSign (2) 71 16
Visa, Class A  1,206 267
1,185
Semiconductors & Semiconductor
Equipment 5.9%
Advanced Micro Devices (2) 1,182 129
Analog Devices  382 63
Applied Materials  646 85
Broadcom  299 188
Enphase Energy (2) 99 20
Intel  2,946 146
KLA  110 40
Lam Research  102 55
Microchip Technology  402 30
Micron Technology  814 64
Monolithic Power Systems  31 15
NVIDIA  1,814 495
NXP Semiconductors  193 36
Qorvo (2) 81 10
QUALCOMM  819 125
Skyworks Solutions  121 16
SolarEdge Technologies (2) 38 12
Teradyne  121 15
Texas Instruments  671 123
1,667
Software 8.8%
Adobe (2) 342 156
ANSYS (2) 63 20
Autodesk (2) 160 34
Cadence Design Systems (2) 204 34
Ceridian HCM Holding (2) 92 6
Citrix Systems  91 9
Fortinet (2) 98 33
Intuit  206 99
Microsoft  5,438 1,677
NortonLifeLock  424 11
Oracle  1,145 95
Paycom Software (2) 35 12
PTC (2) 76 8
Salesforce (2) 716 152
ServiceNow (2) 145 81
Synopsys (2) 110 37
Tyler Technologies (2) 30 13
2,477
Technology Hardware, Storage &
Peripherals 7.3%
Apple  11,241 1,963
Hewlett Packard Enterprise  942 16

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HP  787 29
NetApp  157 13
Seagate Technology Holdings  150 13
Western Digital (2) 222 11
2,045
Total Information Technology 7,785
MATERIALS 2.6%
Chemicals 1.7%
Air Products & Chemicals  161 40
Albemarle  84 19
Celanese  83 12
CF Industries Holdings  151 15
Corteva  528 30
Dow  535 34
DuPont de Nemours  375 28
Eastman Chemical  99 11
Ecolab  181 32
FMC  92 12
International Flavors & Fragrances  180 24
Linde  372 119
LyondellBasell Industries, Class A  187 19
Mosaic  268 18
PPG Industries  171 22
Sherwin-Williams  175 44
479
Construction Materials 0.1%
Martin Marietta Materials  45 17
Vulcan Materials  97 18
35
Containers & Packaging 0.3%
Amcor  1,116 13
Avery Dennison  61 10
Ball  230 21
International Paper  278 13
Packaging Corp. of America  71 11
Sealed Air  109 7
Westrock  194 9
84
Metals & Mining 0.5%
Freeport-McMoRan  1,068 53
Newmont  580 46
Nucor  197 30
129
Total Materials 727
REAL ESTATE 2.7%
Equity Real Estate Investment
Trusts 2.6%
Alexandria Real Estate Equities, REIT  104 21
American Tower, REIT  332 84
AvalonBay Communities, REIT  103 26
Boston Properties, REIT  104 13
Crown Castle International, REIT  315 58
Digital Realty Trust, REIT  205 29
Duke Realty, REIT  275 16
Shares/Par $ Value
(Cost and value in $000s)
‡
Equinix, REIT  65 48
Equity Residential, REIT  247 22
Essex Property Trust, REIT  47 16
Extra Space Storage, REIT  98 20
Federal Realty Investment Trust, REIT  53 7
Healthpeak Properties, REIT  389 13
Host Hotels & Resorts, REIT  526 10
Iron Mountain, REIT  208 12
Kimco Realty, REIT  449 11
Mid-America Apartment Communities,
REIT  85 18
Prologis, REIT  539 87
Public Storage, REIT  111 43
Realty Income, REIT  410 29
Regency Centers, REIT  115 8
SBA Communications, REIT  78 27
Simon Property Group, REIT  238 31
UDR, REIT  207 12
Ventas, REIT  286 18
Vornado Realty Trust, REIT  115 5
Welltower, REIT  316 30
Weyerhaeuser, REIT  538 20
734
Real Estate Management &
Development 0.1%
CBRE Group, Class A (2) 241 22
22
Total Real Estate 756
UTILITIES 2.6%
Electric Utilities 1.7%
Alliant Energy  184 11
American Electric Power  366 37
Constellation Energy  234 13
Duke Energy  560 63
Edison International  275 19
Entergy  140 16
Evergy  162 11
Eversource Energy  252 22
Exelon  710 34
FirstEnergy  407 19
NextEra Energy  1,420 120
NRG Energy  179 7
Pinnacle West Capital  83 6
PPL  548 16
Southern  771 56
Xcel Energy  390 28
478
Gas Utilities 0.0%
Atmos Energy (1) 95 11
11
Independent Power & Renewable
Electricity Producers 0.0%
AES  487 13
13

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities 0.8%
Ameren  189 18
CenterPoint Energy  461 14
CMS Energy  209 14
Consolidated Edison  256 24
Dominion Energy  589 50
DTE Energy  141 19
NiSource  286 9
Public Service Enterprise Group  366 26
Sempra Energy  232 39
WEC Energy Group  228 23
236
Water Utilities 0.1%
American Water Works  133 22
22
Total Utilities 760
Total Common Stocks (Cost $7,538) 27,778
EQUITY MUTUAL FUNDS 0.6%
iShares Core S&P 500 ETF  350 158
Total Equity Mutual Funds (Cost
$146) 158
Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 0.29% (3)(4) 134,899 135
135
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.167%,
6/23/22 (5) 20,000 20
20
Total Short-Term Investments (Cost
$155) 155
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 0.29% (3)(4) 30,997 31
Total Investments in a Pooled
Account through Securities Lending
Program with State Street
Bank and Trust Company 31
Total Securities Lending Collateral
(Cost $31) 31
Total Investments in
Securities 99.9%
(Cost $7,870) $ 28,122
Other Assets Less Liabilities 0.1% 42
Net Assets 100.0% $ 28,164
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2022.
(2) Non-income producing
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 6/22 227 $ 17
Net payments (receipts) of variation margin to date (20)
Variation margin receivable (payable) on open futures contracts $ (3)

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ (7) $ —
T. Rowe Price Government Reserve Fund, 0.29% — — — ++
Totals $ — # $ (7) $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Group  $ 32 $ 1 $ 1 $ 25
T. Rowe Price Government Reserve Fund, 0.29% 257 ¤ ¤ 166
Total $ 191 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $178.

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Index 500 Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Equity Index 500 Portfolio

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E308-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,778 $ — $ — $ 27,778
Equity Mutual Funds 158 — — 158
Short-Term Investments 135 20 — 155
Securities Lending Collateral 31 — — 31
Total Securities 28,102 20 — 28,122
Futures Contracts* 17 — — 17
Total $ 28,119 $ 20 $ — $ 28,139
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.